Concentration of Risks	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration of Risks
3.	Concentration of Risks

(a)	Concentration of credit risk
Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, unbilled revenue, cost and estimated earnings in excess of billings and prepayments and other current assets. As of December 31, 2018 and 2019, the aggregate amount of cash and cash equivalents and short-term investments of
RMB35,783 and RMB77,518 (US$11,135), respectively, were held at major financial institutions located in the PRC, and RMB25,736 and RMB251,818 (US$36,171), respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions.

(b)	Business economic risk
The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for products and services; competitive pressures due to new entrants; advances and new trends in new technology; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.
The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.
The Group’s business could also be impacted by trade tariffs or other trade barriers arising from security- related concerns. The European Union has already imposed tariffs on imports of AAVs originating from the PRC, and the United States may in the future impose tariffs or other restrictions on the importation of products related to the Group’s business. If these trade relations with China continue to worsen, the Group may encounter difficulty in exporting the Group’s products, and its business, financial condition, results of operations and prospects may be materially and adversely affected.

(c)	Business supplier risk
The Group relies on external supplies for raw materials and certain components and parts used in the Group’s products. No suppliers accounted for 10% or more of the Group’s total costs for the years ended December 31,
 2017,
2018 and 2019.

(d)	Customer risk
The success of the Group’s business going forward will rely in part on the
Group’s ability to continue to obtain and expand its business from existing customers while also attracting new customers. External customers with 10% or more of the Group’s revenues are:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Customer
A	4,218	*	*	*
B	3,302	*	*	*
C	*	20,246	*	*
D	*	8,775	*	*
E	*	7,925	*	*
F	*	7,113	*	*
G	*	*	29,204	4,195
H	*	*	28,319	4,068

*	less than 10% of total revenues of the Group.
As of December 31, 2018, accounts receivable, net of allowances, from the
top two customers amounted to RMB1,874, accounting for 74% of the Group’s total balance. As of December 31, 2019, accounts receivable, net of allowances, from the
top two customers amounted to RMB30,100 (US$4,324), accounting for 73% of the Group’s total balance. No other customer accounted for 10% or more of the Group’s total accounts receivable, net of allowances, as of December 31,

2018 and 2019.
(e)	Currency convertibility risk
The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the ‘‘PBOC’’). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(f)	Foreign currency exchange rate risk
From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the Group’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents is denominated in U.S. dollars. Any significant revaluation of RMB may materially and adversely affect the Group’s loss and shareholders’ (deficit)/equity in U.S. dollars.